Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Interest on financing agreements	$ 21,718	$ 24,028
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	(633)	998
Amortization of debt (loan, lease & notes) issuance costs	2,641	3,606
Other bank and finance charges	582	827
Interest and finance costs	$ 24,308	$ 29,459